INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 08, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Gain on sale of royalties		$ 45.9	$ 0.0
Interest income		4.2	8.9
Gains (losses) on non-hedge derivatives and warrants		(13.9)	(31.8)
Insurance recoveries2		10.2	0.0
Gain on sale of investment in INV Metals		16.1	0.0
Fair value of deferred consideration from the sale of Sadiola		4.6	0.0
Gain on establishment of the Rosebel UJV3		0.0	16.9
Gain on sale of 70% interest in the Eastern Borosi property		0.0	4.1
Loss on redemption of 7% senior notes		0.0	(22.5)
Other gains (losses)		(0.4)	0.5
Interest income, derivatives and other investment gains (losses)		$ 66.7	(23.9)
Proportion of property sold		70.00%
Rosebel UJV
Disclosure of detailed information about borrowings [line items]
Gain on establishment of the Rosebel UJV3			$ 16.9
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Loss on redemption of 7% senior notes	$ (22.5)
7.0% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%		7.00%